Condensed Consolidated Interim Balance Sheets - USD ($)	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 1,677,310	$ 5,381,757	$ 6,617,082	$ 6,125,108	$ 209,933
Accounts receivable	93,892	0
Prepaid expenses and other receivables	157,142	231,733	188,217	158,419	81,130
Inventories (Note 5)	294,027	0
Due from related parties	41,508	41,445	38,554	41,480	44,986
Short term advances	0	125,153	0	0	0
Loan receivable	0	379,908	307,459	0	0
Total Current Assets	2,263,879	6,159,996	7,151,312	6,325,007	336,049
Equipment	195,994	76,750	87,103	100,629	77,922
Intangible assets and goodwill (Note 3)	27,888,979	0
Total Assets	30,348,852	6,236,746	7,238,415	6,425,636	413,971
Current
Accounts payable	419,862	320,871	134,718	208,787	308,947
Accrued liabilities	806,901	515,979	57,840	332,946	155,463
Current portion of lease payable (Note 6)	4,603	0
Promissory notes payable (Note 7)	226,740	0
Customer deposits	128,287	0
Deferred revenue	108,482	0
Warrant derivative liability	3,353,381	5,135,990	6,067,869	8,382,648	0
Total Current Liabilities	5,048,256	5,972,840
Demand notes payable (Note 7)	325,993	0
Lease payable (Note 6)	16,881	0
Total Liabilities	5,391,130	5,972,840	6,260,427	8,924,381	464,410
Shareholders' Equity
Preferred Stock, value	0	0	0	0	0
Common Shares, value	96,362	72,591	72,428	65,840	49,737
Additional paid in capital	38,064,417	11,801,146	11,412,399	10,081,394	4,936,456
Shares to be issued		0	98,900	0	0
Deficit	(13,245,206)	(11,651,980)	(10,647,888)	(12,688,128)	(5,053,982)
Accumulated other comprehensive income	42,149	42,149	42,149	42,149	17,350
Total Shareholders' Equity	24,957,722	263,906	977,988	(2,498,745)	(50,439)
Total Liabilities and Shareholders' Equity	30,348,852	6,236,746	$ 7,238,415	$ 6,425,636	$ 413,971
Special Voting Preferred Stock [Member]
Shareholders' Equity
Preferred Stock, value	$ 0	$ 0